Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,387,962)	¥ (1,327,873)
Other assets	1,448,296	1,195,608
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(869,635)	(831,192)
Other assets	112,402	58,220
Accumulated other comprehensive loss (income)	162,053	189,737
Net amount recognized	(595,180)	(583,235)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(518,327)	(496,681)
Accumulated other comprehensive loss (income)	28,015	23,188
Net amount recognized	¥ (490,312)	¥ (473,493)